Interest Expense	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Interest Expense	Interest Expense
The components of interest expense are as follows:

	2024	2023	2022
Interest on debt	197	203	164
Interest on exchangeable debentures (Note 26)	31	29	29
Interest on exchangeable preferred shares (Note 26)	28	28	28
Capitalized interest (Note 19)	(16)	(57)	(16)
Interest on lease liabilities	10	9	7
Credit facility fees, bank charges and other interest	21	21	27
Tax shield on tax equity financing (Note 25)	3	—	(2)
Accretion of provisions (Note 24)	50	48	49
Interest expense	324	281	286